Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues
Sales of goods	$ 0	$ 0	$ 0	$ 0
Total revenues	0	0
Operating expenses
Research and development	594	810	1,313	5,144
General and administrative	505	963	1,170	1,703
Marketing	0	0	0	0
Cost of goods sold	0	0	0	0
Total operating expenses	1,099	1,773	2,483	6,847
Loss from operations	(1,099)	(1,773)	(2,483)	(6,847)
Other Income/Expense
Other income	0	3,117	0	3,117
Operating lease interest expense	(1)	(3)	(3)	(10)
Interest income (cost)	(10)	(1)	(11)	(6)
Loss before income tax	(1,110)	1,340	(2,497)	(3,746)
Income tax provision (recovery)	0	0	0	0
Net Loss	$ (1,110)	$ 1,340	$ (2,497)	$ (3,746)
Net income(loss) per share Basic	$ (0.01)	$ 0.01	$ (0.03)	$ (0.04)
Weighted average number of common shares outstanding	$ 91,265	$ 90,420	$ 91,265	$ 88,235
Net income(loss) per share Diluted	$ (0.01)	$ 0.01	$ (0.03)	$ (0.04)
Weighted average number of diluted shares outstanding	91,265	105,439	91,265	88,235